OTHER CURRENT FINANCIAL ASSETS - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	6.00%	5.75%
Minimum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	1.38%	0.58%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	7.00%	6.00%
Maximum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	1.64%	1.64%